SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of disaggregation of revenue

		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2022	2023	2024
		RMB	RMB	RMB
Credit driven services		11,586,251	11,738,560	11,719,027
Loan facilitation and servicing fees-capital heavy		2,086,414	1,667,119	1,016,514
Revenue from loan facilitation services	At a point in time	1,442,100	1,081,699	638,814
Revenue from post-facilitation services	Overtime	644,314	585,420	377,700
Financing income	Overtime	3,487,951	5,109,921	6,636,511
Revenue from releasing of guarantee liabilities	Overtime	5,899,153	4,745,898	3,695,017
Other services fees	At a point in time	112,733	215,622	370,985
Platform services		4,967,679	4,551,467	5,446,629
Loan facilitation and servicing fees-capital light		4,124,726	3,213,955	2,116,797
Revenue from loan facilitation services	At a point in time	2,656,511	2,096,085	1,246,541
Revenue from post-facilitation services	Overtime	1,468,215	1,117,870	870,256
Referral services fees	At a point in time	561,372	950,016	2,842,637
Other services fees	At a point in time/Overtime	281,581	387,496	487,195
Total net revenue		16,553,930	16,290,027	17,165,656

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment and software	3-10 years
Furniture and office equipment and others	3-5 years

Consolidated Trusts
Schedule of financial statements

	December 31, 2023	December 31, 2024
	RMB	RMB
ASSETS
Restricted cash	1,232,804	771,798
Loans receivable, net	9,318,315	6,956,948
Prepaid expenses and other assets	92,287	109,428
Loans receivable, net-noncurrent	268,215	631,575
Total Assets	10,911,621	8,469,749

	December 31, 2023	December 31, 2024
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	8,942,291	8,188,454
Accrued expenses and other current liabilities	10,120	13,455
Other tax payable	4,314	50,719
Payable to investors of the consolidated trusts-noncurrent	3,581,800	5,719,600
Total liabilities	12,538,525	13,972,228

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenue	2,275,833	2,350,404	2,470,358
Net income	1,101,477	948,139	1,121,050

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by operating activities	1,784,344	1,664,700	1,946,359
Net cash (used in)/ provided by investing activities	(609,509)	110,926	1,195,793
Net cash provided by financing activities	4,245,628	1,939,011	1,393,467